Teachers Insurance and Annuity Association of America	F. Scott Thomas
College Retirement Equities Fund	Senior Counsel
8500 Andrew Carnegie Blvd	Asset Management Law
Charlotte, NC 28075	(704) 988-3687 Tele
(704) 988-4924 Fax
sthomas@tiaa-cref.org

November 21, 2008

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds
Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Dear Sirs:

          On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 28 to the above-captioned registration statement on Form N-1A (“Amendment No. 28”), including exhibits. The filing has been marked to show changes from Post-Effective Amendment No. 27, which was filed on January 28, 2008.

          Amendment No. 28 is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on February 1, 2009. The filing is being made only for the purpose of (i) adding new disclosure regarding changes to the investment objective and principal investment strategies of the Real Estate Securities Fund, the upcoming merger of five index funds, the upcoming liquidation of the Growth Equity Fund and the ability of the Managed Allocation Fund to invest in exchange-traded notes and exchange-traded funds, and (ii) incorporating changes from prospectus stickers and SAI supplements filed throughout 2008 and other non-material changes as the Trust deems appropriate.

          We hereby request in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 that Amendment No. 28 receive “selective review” from the Commission and its Staff of only the new disclosure regarding changes to the investment objective and principal investment strategies of the Real Estate Securities Fund. This request is being made on the basis that, except for these new disclosure changes, the disclosure set forth herein with respect to Amendment No. 28 is not substantially different from the disclosure that has previously been filed in the Trust’s Post-Effective Amendment No. 27.

          On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s Registration Statement pursuant to Rule 485(b) on or before January 28, 2009 in order to add any additional non-material disclosure that may be required in order to complete the Registration Statement.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or Rachael Zufall at (704) 988-4446.

Very truly yours,

/s/ F. Scott Thomas

F. Scott Thomas

Enclosures

cc: Stewart P. Greene